Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	GLORY STAR NEW MEDIA GROUP HOLDINGS Ltd
Trading Symbol	GSMG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,122,402
Amendment Flag	false
Entity Central Index Key	0001738758
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38876
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Contact Personnel Name	Perry Lu
City Area Code	+ 86
Local Phone Number	10-87700500